Schedule of Cost and Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 110,910	$ 110,910	$ 110,910
Less: Accumulated amortization	(34,137)	(29,725)	(20,897)
Total intangible assets, net	$ 76,773	$ 81,185	$ 90,013
Customer Lists
Finite Lived Intangible Assets [Line Items]
Weighted Average Useful Life	15 years	15 years	15 years
Intangible assets, gross	$ 42,500	$ 42,500	$ 42,500
Developed Technology
Finite Lived Intangible Assets [Line Items]
Weighted Average Useful Life	9 years 7 months 6 days	9 years 7 months 6 days	9 years 7 months 6 days
Intangible assets, gross	$ 42,000	$ 42,000	$ 42,000
Trade Names and Trademarks
Finite Lived Intangible Assets [Line Items]
Weighted Average Useful Life	17 years	17 years	17 years
Intangible assets, gross	$ 24,500	$ 24,500	$ 24,500
Order Backlog
Finite Lived Intangible Assets [Line Items]
Weighted Average Useful Life	1 year 6 months	1 year 6 months	1 year 6 months
Intangible assets, gross	$ 1,100	$ 1,100	$ 1,100
Non-competition Agreements and Related Items
Finite Lived Intangible Assets [Line Items]
Weighted Average Useful Life	4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days
Intangible assets, gross	$ 810	$ 810	$ 810